Financial Risks - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial risk management [line items]
Description of how management determines concentrations	The watchlist approach means exposure of instruments on the watchlist are intensively monitored. Financial assets are added to the watchlist based on whether their relative change in fair value has surpassed a predetermined threshold: •The fair value either drops to 80% and below the (amortized) cost price and stays there for six months; or •The fair value falls by 20% over 3 months; or •The fair value falls to 60% and below the (amortized) cost price.
Allowance for credit losses of financial assets	€ 18	€ 10	€ 129
Amount of undiscounted expected credit losses at initial recognition	4	2
Amount held in general account investment readily redeemable and saleable	16,291	19,399
Undrawn committed borrowing facilities	1,544	2,623
Debt securities [member]
Disclosure of financial risk management [line items]
Allowance for credit losses of financial assets	341	237
Mortgage loans [member]
Disclosure of financial risk management [line items]
Allowance for credit losses of financial assets	341	238	276
Increase Decrease Through Transfers Financial Assets Allowance Account For Credit Losses Of Financial Assets		(14)
Recognization Of Allowance Account Of Credit Losses Of Financial Assets	(75)	(24)
Increase (decrease) in allowance for credit losses of financial assets		(26)
Mortgage loans [member] | Bottom of range [member]
Disclosure of financial risk management [line items]
Increase (decrease) in allowance for credit losses of financial assets	(92)
Mortgage loans [member] | Top of range [member]
Disclosure of financial risk management [line items]
Increase (decrease) in allowance for credit losses of financial assets	(118)
Gross carrying amount [member]
Disclosure of financial risk management [line items]
Modification of financial assets	0		€ 0
Credit risk [member]
Disclosure of financial risk management [line items]
Maximum exposure to credit risk	€ 294,597	267,465
Expected credit loss rate	80.00%
Credit risk [member] | Later than three months and not later than six months [member]
Disclosure of financial risk management [line items]
Expected credit loss rate	60.00%
Credit risk [member] | Not later than three months [member]
Disclosure of financial risk management [line items]
Expected credit loss rate	20.00%
Credit risk [member] | Unconsolidated Investment Funds [member]
Disclosure of financial risk management [line items]
Maximum exposure to credit risk	€ 192,775	167,411
Financial assets at fair value through profit or loss [member]
Disclosure of financial risk management [line items]
Maximum exposure to credit risk	€ 1,488	1,736
Collateral and other credit enhancements obtained		€ 0